Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions
23. PROVISIONS

(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Asset retirement obligation	68,402	80,777
Provisions for guarantees (*1)	89,592	74,866
Provisions for unused loan commitments	122,155	112,296
Other provisions (*2)	221,494	308,195

Total	501,643	576,134

(*1)	Provisions for guarantees includes provision for financial guarantee of 66,232 million Won and 53,321 million Won as of December 31, 2020 and 2021, respectively.
(*2)	Other provisions consist of provision for litigation, loss compensation and others.

(2)	Changes in provisions for guarantees and unused loan commitments are as follows (Unit: Korean Won in millions):

1)	Provisions for guarantees

	For the year ended December 31, 2019
	Stage1	Stage2	Stage3	Total
Beginning balance	44,903	33,760	11,098	89,761
Transfer to 12-month expected credit loss	13,568	(13,568)	—	—
Transfer to expected credit loss for the entire period	(317)	532	(215)	—
Transfer to credit-impaired financial assets	(30)	(32)	62	—
Provisions used	(27,711)	—	—	(27,711)
Net provision (reversal) of unused amount	(14,400)	5,611	4,437	(4,352)
Others (*)	34,788	—	—	34,788

Ending balance	50,801	26,303	15,382	92,486

(*)	Others have occurred as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2020
	Stage1	Stage2	Stage3	Total
Beginning balance	50,801	26,303	15,382	92,486
Transfer to 12-month expected credit loss	81	(60)	(21)	—
Transfer to expected credit loss for the entire period	(396)	1,639	(1,243)	—
Transfer to credit-impaired financial assets	(12)	(13)	25	—
Net provision (reversal) of unused amount	(1,124)	(11,124)	(6,100)	(18,348)
Business combination	14,501	—	—	14,501
Others (*)	953	—	—	953

Ending balance	64,804	16,745	8,043	89,592

(*)	Includes the impact from change of financial guarantee liability.

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	64,804	16,745	8,043	89,592
Transfer to 12-month expected credit loss	2,146	(2,144)	(2)	—
Transfer to expected credit loss for the entire period	(162)	193	(31)	—
Transfer to credit-impaired financial assets	(3)	(162)	165	—
Provisions used	(6,964)	—	—	(6,964)
Net provision (reversal) of unused amount	(9,929)	636	(1,408)	(10,701)
Others (*)	2,938	1	—	2,939

Ending balance	52,830	15,269	6,767	74,866

(*)	Includes the impact from change of financial guarantee liability.

2)	Provisions for unused loan commitment

	For the year ended December 31, 2019
	Stage1	Stage2	Stage3	Total
Beginning balance	74,624	45,285	1,626	121,535
Transfer to 12-month expected credit loss	11,771	(11,024)	(747)	—
Transfer to expected credit loss for the entire period	(1,813)	1,945	(132)	—
Transfer to credit-impaired financial assets	(213)	(275)	488	—
Net provision (reversal) of unused amount	(19,394)	7,233	3,117	(9,044)
Others	63	—	—	63

Ending balance	65,038	43,164	4,352	112,554

	For the year ended December 31, 2020
	Stage1	Stage2	Stage3	Total
Beginning balance	65,038	43,164	4,352	112,554
Transfer to 12-month expected credit loss	8,006	(7,500)	(506)	—
Transfer to expected credit loss for the entire period	(2,704)	3,299	(595)	—
Transfer to credit-impaired financial assets	(174)	(186)	360	—
Net provision (reversal) of unused amount	(6,653)	16,949	(422)	9,874
Business combination	7	—	—	7
Others	(280)	—	—	(280)

Ending balance	63,240	55,726	3,189	122,155

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	63,240	55,726	3,189	122,155
Transfer to 12-month expected credit loss	15,522	(14,965)	(557)	—
Transfer to expected credit loss for the entire period	(2,338)	3,129	(791)	—
Transfer to credit-impaired financial assets	(110)	(226)	336	—
Net provision (reversal) of unused amount	(9,005)	871	(1,857)	(9,991)
Others	131	1	—	132

Ending balance	67,440	44,536	320	112,296

(3)	Changes in asset retirement obligation for the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Beginning balance	67,200	66,485	68,402
Provisions provided	2,729	806	3,235
Provisions used	(2,276)	(2,958)	(5,066)
Reversal of provisions unused	(2,926)	(106)	(947)
Unwinding of discount	435	459	495
Business combination	329	219	—
Increase (decrease) of restoration expense, etc.	994	3,497	14,658

Ending balance	66,485	68,402	80,777

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased premises as of December 31, 2021, discounted by appropriate discount rate. The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

(4)	Changes in other provisions for the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Beginning balance	63,637	172,455	221,494
Provisions provided	109,875	232,629	85,706
Provisions used	(6,123)	(181,433)	(10,375)
Reversal of provisions unused	(171)	(2,345)	(718)
Foreign currencies translation adjustments	1,193	606	11,957
Transfer	—	(344)	—
Business combination	3,820	—	—
Others	224	(74)	131

Ending balance	172,455	221,494	308,195

(5)	Others

1)	The Group has been offering Korean won settlement services for trade with Korea and Iran; however, the Group has stopped the services for trade in line with U.S. economic sanctions on September 23,

2019. The Group resumed the service humanitarian goods trade only since July 13, 2020. In connection with these services, the Group is currently being investigated by the U.S. government agencies including the U.S. prosecutors (United States Attorney’s Office and New York State Attorney General’s Office) and New York State Financial Supervisory Service as to whether the Group has violated United States laws by participating in prohibited transactions involving the following countries: Iran, Sudan, Syria and Cuba, which have been sanctioned by the U.S. In this regard, the Bureau of Foreign Assets Control concluded its investigation in December 2020 without taking any additional sanctions, but the investigation procedures of the U.S. Public Prosecutors’ Office and the New York State Financial Supervisory Service have yet to be completed.

2)
The Group recognized the provision for the estimated compensation amount related to the miss-selling of the Derivative Linked Fund (DLF) incurred during 2019 and a fine expected to be imposed by the Financial Supervisory Service as the best estimate for the expenditure required to meet its obligations at the end of the reporting period.

3)
For the year ended December 31, 2021, the Group recognized the provisions for the required expenditure as the best estimate to fulfill its obligations as of December 31, 2021 due to the expected losses of clients arising from the delay in the redemption of funds by Lime Asset Management and the dispute settlement by the Financial Supervisory Service. As of December 31, 2021, the provision for this case is 114.9 billion Won and the advance payment is 7.2 billion Won.

4)
On October 22, 2021, the Group made a resolution to pay in advance for Platform Asia funds, etc., which are delayed in redemption at the Board of Directors Meeting of Woori Bank, the subsidiary. Provisions for estimated compensation amounts related to the prepayment was recognized as the best estimate of the expenditure. As of December 31, 2021, the sales revenue for Platform Asia, Heritage DLS, and Gen2 DLS sold 85 billion won, 22.3 billion won, and 90.2 billion won, respectively, and provisions is 35.7 billion won, 13.4 billion won, and 10.8 billion won, respectively. In addition, the provision for the expected fine related to incomplete sales of Heritage DLS is 700 million won.